Stock Option Plan (Narrative) (Details) - USD ($)		12 Months Ended
	Aug. 07, 2013	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				400,000
Expiration period of options			10 years
Weighted average fair value of options granted				$ 0.50
Total intrinsic value of options exercised
Aggregate intrinsic value of options outstanding and exercisable
Weighted average remaining contractual life		6 years 8 months 12 days
Options available for future grant		5,669,000	1,236,000	1,236,000
Stock Option Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized	3,500,000
Stock option plan, additional shares authorized	900,000